Stock Compensation Expense and Warrants (Details) - Schedule of fair value of options weighted-average granted - FaZe Clan Inc. [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock Compensation Expense and Warrants (Details) - Schedule of fair value of options weighted-average granted [Line Items]
Stock price (in Dollars per share)	$ 0.72	$ 0.53
Expected term		4 years
Volatility		228.60%
Risk-free interest rate		1.90%
Dividend yield	0.00%	0.00%
Minimum [Member]
Stock Compensation Expense and Warrants (Details) - Schedule of fair value of options weighted-average granted [Line Items]
Expected term	2 years
Volatility	30.00%
Risk-free interest rate	0.21%
Maximum [Member]
Stock Compensation Expense and Warrants (Details) - Schedule of fair value of options weighted-average granted [Line Items]
Expected term	6 years
Volatility	34.00%
Risk-free interest rate	0.84%